Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 56,903,038	$ 39,457,407	$ 55,952,873	$ 40,109,382